Subsequent Events (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			6 Months Ended
	Nov. 29, 2024	Nov. 14, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Event [Line Items]
Dividends declared (in Yen per share)			¥ 16.00	¥ 20.50
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in Yen per share)		¥ 25.0
Dividends, total amount		¥ 292,259
Number of shares authorized to be repurchased (in shares)		230,000,000
Stock repurchase program, authorized amount		¥ 300,000
Treasury stock, shares retired (in shares)	270,000,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Shares repurchased as % of total shares		2.00%